Share capital (Details)	3 Months Ended
Mar. 31, 2018 $ / shares shares
Share Capital Details
Number of outstanding balance, Beginning | shares	5,710,000
Options exercisable | shares	5,710,000
Weighted average exercise price, Beginning | $ / shares	$ 1.75
Options exercisable | $ / shares	$ 1.75
Weighted average remaining contractual life (in years), Beginning	7 years 4 months 20 days
Weighted average remaining contractual life (in years), Ending	7 years 1 month 20 days
Weighted average remaining contractual life options exercisable (in years)	7 years 1 month 20 days